Acquisitions and Divestitures (Details) $ in Thousands, Mcfe in Billions		1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 04, 2015 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Mcfe	Oct. 31, 2016 USD ($)	Apr. 20, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of assets				$ 21,500	$ 0	$ 21,937	$ 0
Sale of oil and gas properties					25,482	271,769	$ 11,908
Woodford And Mississippian Lime
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale of a majority of interests	$ 280,000
Cash received from sale	257,700
Other receivable	$ 13,900
Proved reserves | Mcfe							227.2
Estimated proved reserves attributable to Sold Assets (percent of total)							57.00%
Sale of oil and gas properties, significant alteration threshold percent							25.00%
Gain on sale of assets						$ 23,200
Sale of oil and gas properties					274,100
Woodford Shale Assets (East Hoss Assets)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale of a majority of interests									$ 18,000
Oklahoma Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale of a majority of interests								$ 700
Sale of oil and gas properties					$ 17,600
East Texas
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of oil and gas properties			$ 7,000
Payments to repurchase certain non-producing assets		$ 5,000